Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Statement [Abstract]
Net Revenues
Operating Expenses
General and administrative		419,233	35,479	610,998	35,479	270,267
Sales and marketing		174,741		184,256
Total operating expenses		593,974	35,479	795,254	35,479	270,267
Operating loss		(593,974)	(35,479)	(795,254)	(35,479)	(270,267)
Other Expenses (Income)
Interest expense (income)		(161)	11,103	(365)	13,743	(64,521)
Total other expenses (income)		(161)	11,103	(365)	13,743
Loss before provision for income taxes		(593,813)	(46,582)	(794,889)	(49,222)	(334,788)
Provision for income taxes
Net Loss		$ (593,813)	$ (46,582)	$ (794,889)	$ (49,222)	$ (334,788)
Basic and diluted net loss per common share:	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)
Weighted average shares outstanding	52,732,969	63,159,497	52,732,969	63,071,079	52,732,969	53,149,168